Summary of significant accounting policies - Contract assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Contract assets
Receivables from contracts with customers	$ 823	$ 1,010
Contract assets at beginning of period	168
Transfers from contract assets recognized at the beginning of the period to receivables	(168)
Increases as a result of new contract assets recognized during the period	157
Other	3
Contract assets at end of period	$ 160